DEBENTURES AND WARRANTS	6 Months Ended
Jun. 30, 2017
Warrants and Debentures Disclosure [Abstract]
DEBENTURES AND WARRANTS
NOTE 5:	DEBENTURES AND WARRANTS
On November 23, 2016, the Company entered into a securities purchase agreement with a prominent institutional healthcare investor to purchase (i) an aggregate of 91,250 of the Company’s Ordinary Shares (the “Shares”) at a purchase price of $6.00 per share and an aggregate principal amount of $3,160 unsecured convertible Debentures (the “Registered Debentures”) in a registered direct offering and (ii) warrants to purchase up to 833,334 Ordinary Shares with an initial exercise price of $10.20 per share (the “Warrants”) and an aggregate principal amount of $1,293 unsecured convertible Debentures (the “PIPE Debentures” and together with the Registered Debentures, the “Debentures”) in a concurrent private placement (the “Private Placement” and, together with the Registered Direct Offering, the “Offerings”). The initial closing of the Offerings occurred on November 29, 2016, at which the Company received gross proceeds of $3,708 for the Ordinary Shares, the Registered Debentures and Warrants. The second closing of the Offering occurred on February 23, 2017, at which time the Company received gross proceeds of $1,292 for the PIPE Debentures.

The Debentures are non-interest bearing, have a term of 30 years and are convertible into Ordinary Shares at an initial conversion price of $6.00 per share. However, upon completion of the 10 trading days following the 1-for-12 reverse split of the Ordinary Shares on March 16, 2017, the conversion price of the Debentures was reduced to $3.0544, representing the lesser of (x) the then-applicable conversion price, as adjusted, and (y) the average of the two lowest volume weighted average prices of our Ordinary Shares during the 10 trading days immediately following the reverse stock split.

The 2016 Warrants were immediately exercisable upon issuance and have a term of five years. The initially exercise price of the 2016 Warrants was $10.2. However, upon completion of the 10 trading days following the 1-for-12 reverse split of our Ordinary Shares on March 16, 2017, the exercise price was reduced to $3.0544, representing the lesser of (x) the then-applicable exercise price, as adjusted, and (y) the average of the two lowest volume weighted average prices of the Company’s Ordinary Shares during the 10 trading days immediately following the reverse stock split.

The fair value of the Warrants was measured using iterations of the Black-Scholes-Merton model. In estimating the Warrants’ fair value, the Company used the following assumptions:

June 30,
2017

Risk-free interest rate	1.16%-1. 72%
Expected volatility	82.98%-83.02%
Expected life (in years)	0.63-4.42
Expected dividend yield	0%
Fair value:
Warrants	$1,682

The fair value of the Debentures was measured using iterations of the Black-Scholes-Merton model. In estimating the Debentures’ fair value, the Company used the following assumptions:

June 30,
2017

Risk-free interest rate	1.16%
Expected volatility	88.41%
Expected life (in years)	0.42
Expected dividend yield	0%
Fair value:
Debentures	$675

The Company accounted for the Debentures according to the provisions of ASC 815 and for the Warrants according to the provisions of ASC 480 and based on terms of the Debentures and the warrants classified them as liabilities. The Company elected to measure the Debentures and Warrants under the fair value option in accordance with ASC 815. Under the fair value option both the Debentures and Warrants will be measured at fair value in each reporting period until they will be converted, exercised or expired, with changes in the fair values being recognized in the Company’s consolidated statement of comprehensive loss as financial income or expense. In accordance with ASC 815, the proceeds received for the issuance of the Debentures and Warrants were allocated at fair value conducted on an arm’s-length basis.

As of June 30, 2017, the Company re-measured the Warrants in the amount of $1,682 and the Debentures in the amount of $675. As a result, for the period ended June 30, 2017, the Company recognized revaluation net income of approximately $1,737 in the condensed interim consolidated statements of comprehensive loss included in “Financial expenses (income), net.”

From January 1, 2017, through June 30, 2017, $2,427 principal amount of the Debentures were converted into of 742,244 Ordinary Shares of the Company. In July and August 2017, subsequent to the balance sheet date, an additional $457 principal amount of the Debentures were converted into of 266,227 Ordinary Shares of the Company.